Property, Plant and Equipment ARO (Reconciliation of Asset Retirement Obligation Liability) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 249,930	$ 218,729	$ 218,729	$ 189,509
Liabilities settled	1,098	3,025	(11,902)	(24,699)
Revisions to cash flow and timing estimates	8,525	0	12,921	44,679
Accretion expense	2,737	2,639	13,102	8,081
Ending balance	267,872	218,412	249,930	218,729
Asset Retirement Obligation, Liabilities Incurred	7,778	69	17,080	1,159
Indianapolis Power And Light Company
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	249,930	218,729	218,729	189,509
Liabilities settled	(1,098)	(3,025)	(11,902)	(24,699)
Revisions to cash flow and timing estimates	8,525	0	12,921	44,679
Accretion expense	2,737	2,639	13,102	8,081
Ending balance	267,872	218,412	249,930	$ 218,729
Asset Retirement Obligation, Liabilities Incurred	$ 7,778	$ 69	$ 17,080